Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 22, 2013	Mar. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Federal and state effective tax rate	38.00%			(18.00%)
Adjustments for cost report settlements			$ 373,555	$ 0	$ 0
Decrease in allowance for doubtful accounts related to personal injury cases		1,000,000
Restricted cash				701,000	400,000
Effect of reclassifications on net loss				0
Likelihood percentage for impairment minimum				50.00%
Cash deposits in excess of FDIC limits				3,400,000	2,900,000
Advertising expense				244,000	153,000
Prepaid and Other Current Assets
Summary Of Significant Accounting Policies [Line Items]
Cost settlements adjustment amount			608,555	235,000	3,500
Restricted cash				700,000
Prepaid and Other Current Assets | SNB Credit Facility
Summary Of Significant Accounting Policies [Line Items]
Restricted cash			$ 1,100,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives			5 years	3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives			10 years	5 years